FI - Liabilities measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Liabilities
Due to banks	SFr 355	SFr 404	SFr 477
Customer deposits	3,307	3,437	3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145	12,766	13,213
Obligation to return securities received as collateral	7,386	8,084	15,017
Trading liabilities	29,967	28,184	27,535
Short-term borrowings	10,049	8,225	10,690
Long-term debt	66,140	66,270	68,722
Other liabilities	2,620	SFr 2,562	2,592
Netting impact	(99,800)		(100,900)
Recurring basis
Liabilities
Due to banks	355		477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145		13,213
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,535
Short-term borrowings	10,049		10,690
Long-term debt	66,140		68,722
Other liabilities	2,620		2,592
Netting impact	(99,760)		(100,827)
Total liabilities at fair value	133,969		141,946
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,988		12,500
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,814		30,486
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,967		5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,593		10,702
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,913		7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,701		3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	4,161		3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	6,102		9,012
Recurring basis | Short positions
Liabilities
Trading liabilities	14,015		16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,952		10,846
Netting impact	(97,772)		(100,522)
Recurring basis | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	296
Recurring basis | Trading liabilities
Liabilities
Netting impact	(97,772)		(100,522)
Recurring basis | Other liabilities
Liabilities
Netting impact	(1,988)		(305)
Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	6,132		13,848
Trading liabilities	22,375		19,419
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	207		348
Total liabilities at fair value	28,714		33,615
Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,565		2,809
Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	2,914		2,667
Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	603		113
Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	5,865		8,880
Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	9,430		11,689
Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	12,945		7,730
Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	4,031		776
Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	107		133
Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	8,765		6,812
Recurring basis | Level 1 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	11
Recurring basis | Level 2
Liabilities
Due to banks	355		477
Customer deposits	3,008		3,306
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,145		13,213
Obligation to return securities received as collateral	1,254		1,155
Trading liabilities	102,907		105,828
Short-term borrowings	9,333		9,658
Long-term debt	59,484		59,046
Other liabilities	3,906		2,031
Total liabilities at fair value	194,392		194,714
Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,668		11,036
Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,431		24,168
Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,141		3,223
Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,593		10,702
Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,341		4,865
Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	787		968
Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,551		3,839
Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	189		109
Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	4,530		4,974
Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	98,377		100,854
Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	37,410		44,003
Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	30,864		22,646
Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	25,670		27,919
Recurring basis | Level 2 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	213
Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	299		394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		14
Trading liabilities	2,456		2,809
Short-term borrowings	716		1,032
Long-term debt	6,656		9,676
Other liabilities	495		518
Total liabilities at fair value	10,622		14,443
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	320		1,464
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,383		6,318
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,826		1,854
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	7		3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	7		3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	47		22
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	54		25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,402		2,784
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	55		26
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	14		57
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,447		1,787
Recurring basis | Level 3 | Derivative instruments | Other derivatives
Liabilities
Trading liabilities	560
Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1		1
Total liabilities at fair value	1		1
Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1		1
Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities	1		1
Bank
Liabilities
Due to banks	355		477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,539
Short-term borrowings	10,049		10,690
Long-term debt	65,276		67,788
Other liabilities	2,604		2,568
Netting impact	(99,800)		(100,900)
Bank | Recurring basis
Liabilities
Due to banks	355		477
Customer deposits	3,307		3,700
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Obligation to return securities received as collateral	7,386		15,017
Trading liabilities	29,967		27,539
Short-term borrowings	10,049		10,690
Long-term debt	65,276		67,788
Other liabilities	2,604		2,568
Netting impact	(99,760)		(100,864)
Total liabilities at fair value	133,183		141,086
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,988		12,500
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	28,814		30,486
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	4,967		5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,621		10,708
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,913		7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,701		3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	4,161		3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	6,102		9,016
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	14,015		16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	15,952		10,846
Netting impact	(97,772)		(100,559)
Bank | Recurring basis | Trading liabilities
Liabilities
Netting impact	(97,772)		(100,559)
Bank | Recurring basis | Other liabilities
Liabilities
Netting impact	(1,988)		(305)
Bank | Recurring basis | Level 1
Liabilities
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	6,132		13,848
Trading liabilities	22,375		19,423
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	207		348
Total liabilities at fair value	28,714		33,619
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 1 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Bank | Recurring basis | Level 1 | Debt securities
Liabilities
Trading liabilities	3,565		2,809
Bank | Recurring basis | Level 1 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	2,914		2,667
Bank | Recurring basis | Level 1 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	603		113
Bank | Recurring basis | Level 1 | Equity securities
Liabilities
Trading liabilities	5,865		8,884
Bank | Recurring basis | Level 1 | Short positions
Liabilities
Trading liabilities	9,430		11,693
Bank | Recurring basis | Level 1 | Derivative instruments
Liabilities
Trading liabilities	12,945		7,730
Bank | Recurring basis | Level 1 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	4,031		776
Bank | Recurring basis | Level 1 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	107		133
Bank | Recurring basis | Level 1 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	8,765		6,812
Bank | Recurring basis | Level 2
Liabilities
Due to banks	355		477
Customer deposits	3,008		3,306
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,239		13,307
Obligation to return securities received as collateral	1,254		1,155
Trading liabilities	102,907		105,865
Short-term borrowings	9,333		9,658
Long-term debt	58,620		58,112
Other liabilities	3,890		2,008
Total liabilities at fair value	193,606		193,888
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,668		11,036
Bank | Recurring basis | Level 2 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	24,431		24,168
Bank | Recurring basis | Level 2 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	3,141		3,223
Bank | Recurring basis | Level 2 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,621		10,708
Bank | Recurring basis | Level 2 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			7,133
Bank | Recurring basis | Level 2 | Debt securities
Liabilities
Trading liabilities	4,341		4,865
Bank | Recurring basis | Level 2 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	787		968
Bank | Recurring basis | Level 2 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,551		3,839
Bank | Recurring basis | Level 2 | Equity securities
Liabilities
Trading liabilities	189		109
Bank | Recurring basis | Level 2 | Short positions
Liabilities
Trading liabilities	4,530		4,974
Bank | Recurring basis | Level 2 | Derivative instruments
Liabilities
Trading liabilities	98,377		100,891
Bank | Recurring basis | Level 2 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	37,410		44,039
Bank | Recurring basis | Level 2 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	30,864		22,646
Bank | Recurring basis | Level 2 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	25,670		27,919
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0		0
Customer deposits	299		394
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		14
Trading liabilities	2,456		2,809
Short-term borrowings	716		1,032
Long-term debt	6,656		9,676
Other liabilities	495		517
Total liabilities at fair value	10,622		14,442
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	320		1,464
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	4,383		6,318
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,826		1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0		0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt			0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	7		3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0		0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	7		3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	47		22
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	54		25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,402		2,784
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	55		26
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	14		57
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,447		1,787
Bank | Recurring basis | Fair value measured at net asset value per share
Liabilities
Trading liabilities	1		1
Total liabilities at fair value	1		1
Bank | Recurring basis | Fair value measured at net asset value per share | Equity securities
Liabilities
Trading liabilities	1		1
Bank | Recurring basis | Fair value measured at net asset value per share | Short positions
Liabilities
Trading liabilities	SFr 1		SFr 1